Commitments (Tables)	12 Months Ended
Dec. 31, 2020
Commitments And Contingencies Disclosure [Abstract]
Company's Commitments

The Company’s commitments as at December 31, 2020 were as follows:

In millions of U.S. dollars	Total	2021	2022	2023	2024	2025	Thereafter
Purchase obligations	1,978	1,488	237	124	68	61	—
of which:
Equipment purchase	916	916	—	—	—	—	—
Foundry purchase	935	475	216	119	64	61	—
Software, design, technologies and licenses	127	97	21	5	4	—	—
Other obligations	869	452	120	62	83	62	90
Total	2,847	1,940	357	186	151	123	90